Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loan Balances

Loans at year-end were as follows:

	2016	2015
Commercial and Agriculture	$135,462	$124,402
Commercial Real Estate - owner occupied	161,364	167,897
Commercial Real Estate - non-owner occupied	395,931	348,439
Residential Real Estate	247,308	236,338
Real Estate Construction	56,293	58,898
Farm Real Estate	41,170	46,993
Consumer and Other	17,978	18,560

Total Loans	1,055,506	1,001,527
Allowance for loan losses	(13,305)	(14,361)

Net loans	$1,042,201	$987,166

Loans to Directors and Executive Officers Including Immediate Families

Loans to principal officers, directors, and their affiliates at year-end 2016 and 2015 were as follows:

	2016	2015
Balance - Beginning of year	$15,147	$7,031
New loans and advances	850	2,147
Repayments	(1,575)	(2,947)
Effect of changes to related parties	(33)	8,916

Balance - End of year	$14,389	$15,147